Related Party Transactions (Details) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 07, 2022	Aug. 02, 2022	Sep. 30, 2022	May 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Related Party Transactions (Details) [Line Items]
Compensation expense				$ 53,200
Purchase shares	107,500	137,084	35,000
Share price			$ 3.59		$ 7.5
Expire year	3 years	3 years	5 years		2040 years
Options issued for services					$ 399,075
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Share price	$ 3.53	$ 4.09
Options issued for services					85,995
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Share price	$ 3.88	$ 4.5
Options issued for services					$ 245,170
CEO [Member]
Related Party Transactions (Details) [Line Items]
Shares issued				11,667
Four Directors [Member]
Related Party Transactions (Details) [Line Items]
Shares issued				1,167
Pocono Coated Products LLC [Member]
Related Party Transactions (Details) [Line Items]
Purchase of materials						$ 7,862
Related party transaction, description					The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. In October 2021, the related party note payable was repaid. See Note 5 for further discussion.